Note 14 - Income taxes (Detail) - Income Tax Reconciliation (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Statutory income tax rate	27.00%	28.00%	31.00%
Statutory income tax recovery	$ (1,632,406)	$ (1,366,478)	$ (1,785,938)
Non-deductible expenses/ non-taxable income	(399,748)	(1,324,979)	323,643
Change in valuation allowance	3,217,198	2,452,926	1,782,583
Investment tax credit	(561,988)
Ontario tax rate change	(420,990)
Foreign exchange change	(230,695)
True up of tax returns, etc.	28,629	238,531	(320,288)
	$ 0	$ 0	$ 0